Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Derivative, Notional Amount	$ 305,727	$ 367,490
Derivative Instrument Type	interest rate swap
Interest Rate Swap [Member]
Subsequent Event [Line Items]
Derivative, Notional Amount	$ 110,047
Derivative Instruments, Maturity Date	Dec. 31, 2027